Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Schedule of plan's investments at fair value
	Level 1
December 31,	2025	2024

Money market assets	$3,975,301	$1,797,899
Marketable equity securities	11,526,281	7,795,677
Mutual funds	27,948,170	27,232,965

Total assets at fair value	$43,449,752	$36,826,541